Leases (Details) - Schedule of supplemental cash flow information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 507	$ 169
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$ 194	$ 1,085